Baillie Gifford Positive Change Equity Fund
Baillie Gifford Positive Change Equity Fund
Investment Objective
The Positive Change Equity Fund seeks capital appreciation with an emphasis on investing in businesses that deliver positive change by contributing towards a more sustainable and inclusive world.
Fees and Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Baillie Gifford Positive Change Equity Fund - USD ($)	Class K	Institutional Class
Shareholder Fees (Fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baillie Gifford Positive Change Equity Fund		Class K	Institutional Class
Management Fees	[1]	0.50%	0.50%
Distribution and/or 12b-1 Fees		none	none
Other Expenses	[2]	0.56%	0.71%
Total Annual Fund Operating Expenses		1.06%	1.21%
Fee Waiver and/or Expense Reimbursement	[3]	0.41%	0.41%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.65%	0.80%
[1]	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the "Manager").
[2]	Other expenses for Class K and Institutional Class have been estimated for the current fiscal year based on estimated Fund assets of $25 million, the minimum initial investment amount for Class K shares.
[3]	The Manager has contractually agreed to waive its fees and/or bear other expenses of The Positive Change Equity Fund through April 30, 2019 to the extent that such Fund's Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses) exceed 0.65% for Class K shares and 0.80% for Institutional Class shares. The contractual agreement may only be terminated by the Board of Trustees of the Trust.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example - Baillie Gifford Positive Change Equity Fund - USD ($)	Class K	Institutional Class
1 Year	$ 66	$ 82
3 Years	$ 296	$ 343

Expense Example No Redemption - Baillie Gifford Positive Change Equity Fund - USD ($)	Class K	Institutional Class
1 Year	$ 66	$ 82
3 Years	$ 296	$ 343

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a global portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests predominantly in securities issued by companies located in countries contained in the MSCI ACWI Index, cash and cash equivalents.

The Fund may hold equity securities either directly or indirectly, such as through depositary receipts and may hold preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings ( "IPOs").

The portfolio managers select companies without regard to the MSCI ACWI benchmark. The portfolio managers focus on company research and the long term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, relationships with industry thought leaders and academics, and wider reading. Stock ideas will be researched to assess a range of factors, including: backdrop, competitive advantage, management, financial strength and valuation. The intended outcome is a portfolio of between 25-50 quality growth companies with the potential to outperform the benchmark over the long-term and which the portfolio managers consider to have core ambitions of delivering a positive change in at least one of the following areas: social inclusion and education, healthcare, the environment, and addressing basic needs and aspirations of the world's poorest populations. In order to assess positive change in these areas, the Manager will use a set of internal matrices and/or milestones for each issuer and, over the long term, judge the social impact against these matrices and/or milestones. With respect to each area, the Manager pursues an active, positive approach; investment decisions are generally not made on the basis of negative "screening" of companies viewed as socially irresponsible.

The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund tends to hold securities for long periods (typically 5-10 years), which results in relatively low portfolio turnover and is in line with the Fund's long-term investment outlook.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund's investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund's net asset value and returns will be impacted by the performance of the underlying investments of the Fund. You could lose money by investing in the Fund.

The principal risks of investing in this Fund (in alphabetical order) are:

  Currency and Currency Hedging Risk – The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. Dollar, or if it invests in products to reduce this exposure, and those products lose value. A Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, a Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

  Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

  Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

  Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund's investments were less focused.

  Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

  Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

  Impact Risk – Under certain circumstances the Fund's positive change objectives set for each company, as determined by the Manager, may not be achieved.  In some circumstances, companies could ultimately have a negative impact.  See also "Socially Responsible Investing Risk."

  IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

  Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

  Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund's investments.

  Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a 5-10 year period. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term.  An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund's portfolio, including short-term losses.

  Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

  Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

  Non-Diversification Risk – Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers, its performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

  Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

  Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

  Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

  Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

  Socially Responsible Investing Risk – The Fund's incorporation of environmental, social and governance considerations in its investment process may cause it to make different investments than funds that have a similar investment universe and/or investment style but that do not incorporate such considerations in their strategy or investment processes. Under certain economic conditions, this could cause the Fund's investment performance to be worse than similar Funds that do not incorporate such considerations in their investment strategies or processes.  See also "Impact Risk."

Performance

The Fund had not commenced operations as of December 31, 2016. Accordingly, performance data is not included. When performance data becomes available, it will be posted to the following website: http://USmutualfund.bailliegifford.com. Past performance (before and after taxes) is not an indication of future performance. A description of the Fund's comparative index is provided in the section of the Prospectus entitled "Additional Performance Information".